Sep. 29, 2021
Emerald Banking and Finance Fund

FINANCIAL INVESTORS TRUST EMERALD BANKING AND FINANCE FUND (“The Fund”)

SUPPLEMENT DATED SEPTEMBER 29, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED AUGUST 31, 2021

Effective September 30, 2021, the name of the Emerald Banking and Finance Fund has changed to the Emerald Finance & Banking Innovation Fund. Accordingly, all references to the Emerald Banking and Finance Fund in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with Emerald Finance & Banking Innovation Fund. This name change does not result in any change to the investment objective, portfolio management process or benchmark for the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.